Consolidated Statement of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Receivable	Accumulated Deficit during Development Stage [Member]	Total
Balance at Nov. 02, 2008
Issuance of shares for cash		$ 477,900	$ (477,900)
Issuance of shares for cash (in Shares)		477,900,000
Net loss					(5,212)	(5,212)
Balance at Dec. 31, 2008		486,000	(483,750)		(5,212)	(2,985)
Balance (in Shares) at Dec. 31, 2008		486,000,000
Balance at Nov. 03, 2008
Issuance of shares for cash		8,100	(5,850)	(23)		2,227
Issuance of shares for cash (in Shares)		8,100,000
Balance at Dec. 31, 2008		486,000	(483,750)	(23)		(2,985)
Balance (in Shares) at Dec. 31, 2008		486,000,000
Stock subscription receivable received				23		23
Issuance of shares for cash		21,600	(15,600)			6,000
Issuance of shares for cash (in Shares)		21,600,000
Balance at Dec. 31, 2009		513,000	(503,250)			(13,653)
Balance (in Shares) at Dec. 31, 2009		513,000,000
Balance at Jan. 01, 2009
Stock subscription receivable received				23		23
Issuance of shares for cash		5,400	(3,900)			1,500
Issuance of shares for cash (in Shares)		5,400,000
Net loss					(18,191)	(18,191)
Balance at Dec. 31, 2009		513,000	(503,250)		(23,403)	(13,653)
Balance (in Shares) at Dec. 31, 2009		513,000,000
Issuance of shares for management fees		25,200	(18,200)			7,000
Issuance of shares for management fees (in Shares)		25,200,000
Forgiveness of loan			2,649			2,649
Net loss					(145,094)	(145,094)
Balance at Dec. 31, 2010		538,200	(518,801)		(168,497)	(149,098)
Balance (in Shares) at Dec. 31, 2010		538,200,000
Shares cancelled		(440,820)	440,820
Shares cancelled (in Shares)		(440,820,000)
Shares issued for acquisition of assets	7,500	250,000	(499,962)			(242,462)
Shares issued for acquisition of assets (in Shares)	7,500,000	250,000,000
Capital contribution			200,751			200,751
Beneficial conversion feature			16,800			16,800
Settlement of debt to related party			14,965			14,965
Net loss					(319,180)	(319,180)
Balance at Dec. 31, 2011	7,500	347,380	(345,427)		(487,677)	(478,224)
Balance (in Shares) at Dec. 31, 2011	7,500,000	347,380,000
Conversion of debt		19,223	604,302			623,525
Conversion of debt (in Shares)		19,223,078
Issuance of shares for cash		10,000	25,000			35,000
Issuance of shares for cash (in Shares)		10,000,000
Net loss					(644,602)	(644,602)
Balance at Dec. 31, 2012	$ 7,500	$ 376,603	$ 283,875		$ (1,132,279)	$ (464,301)
Balance (in Shares) at Dec. 31, 2012	7,500,000	376,603,078				376,603,075